Prospectus Supplement

John Hancock Variable Insurance Trust

Emerging Markets Value Trust

International Small Company Trust (the funds)

Supplement dated December 23, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of January 1, 2023 (the Effective Date), Bhanu P. Singh will no longer serve as a portfolio manager for the funds. Accordingly, all references to Mr. Singh will be removed from the Prospectus as of the Effective Date.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Emerging Markets Value Trust

International Small Company Trust (the funds)

Supplement dated December 23, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of January 1, 2023 (the Effective Date), Bhanu P. Singh will no longer serve as a portfolio manager for the funds. Accordingly, all references to Mr. Singh will be removed from the SAI as of the Effective Date.

You should read this supplement in conjunction with the SAI and retain it for your future reference.